Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Per Share data	Dec. 31, 2010	Dec. 31, 2009
Consolidated Balance Sheets
Solar energy systems held for development and sale, variable interest entities	$ 151.8	$ 0
Solar energy systems, variable interest entities	56.2	45.8
Short-term solar energy system financing and capital lease obligations, variable interest entities	28.8	2.2
Long-term solar energy system financing and capital lease obligations, variable interest entities	$ 107.2	$ 56.7
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	50.0	50.0
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	300.0	300.0
Common stock, shares issued	237.9	237.2
Treasury stock, shares	10.0	9.8